Loan Loss Provision	12 Months Ended
Dec. 31, 2020
Text block [abstract]
Loan Loss Provision	NOTE 36. LOAN LOSS PROVISION The changes in the loss allowance between the beginning and the end of the annual period are detailed in Note 45.